Document And Entity Information	Sep. 26, 2022
Document Information Line Items
Entity Registrant Name	BOWLERO CORP.
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001840572
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE